Tortoise MLP ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 28.4%	Shares	Value
Canada Crude Oil Pipelines - 2.5%
Enbridge, Inc.	16,405	$871,761
Pembina Pipeline Corp.	2,324	102,233
		973,994

United States Natural Gas Gathering/Processing - 2.0%
Antero Midstream Corp.	17,789	399,897
Kinetik Holdings, Inc.	1,505	68,462
Kodiak Gas Services, Inc.	5,635	307,502
		775,861

United States Natural Gas/Natural Gas Liquids Pipelines - 23.9%
Cheniere Energy, Inc.	5,063	1,193,501
DT Midstream, Inc.	3,164	439,290
Excelerate Energy, Inc. - Class A	6,584	265,006
Kinder Morgan, Inc.	6,631	220,613
ONEOK, Inc.	15,424	1,276,645
Targa Resources Corp.	8,814	2,078,341
TC Energy Corp.	24,655	1,587,042
The Williams Companies, Inc.	31,376	2,344,415
		9,404,853
TOTAL COMMON STOCKS (Cost $6,183,052)		11,154,708

MASTER LIMITED PARTNERSHIPS - 20.3%	Units	Value
United States Crude Oil Pipelines - 2.4%
Plains All American Pipeline LP	45,242	946,010

United States Natural Gas Gathering/Processing - 8.2%
Hess Midstream LP - Class A	61,557	2,381,025
Western Midstream Partners LP	20,028	832,964
		3,213,989

United States Natural Gas/Natural Gas Liquids Pipelines - 6.0%
Cheniere Energy Partners LP	9,988	612,265
Energy Transfer LP	46,531	876,644
Enterprise Products Partners LP	24,437	883,153
		2,372,062

United States Refined Product Pipelines - 3.7%
MPLX LP	14,919	879,326
Sunoco LP	9,264	590,951
		1,470,277
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,373,704)		8,002,338

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 48.7%	Par	Value
4.04%, 03/26/2026 (a)	6,182,100	6,167,112
3.62%, 05/28/2026 (a)	13,104,000	12,990,589
TOTAL U.S. TREASURY BILLS (Cost $19,153,911)		19,157,701

TOTAL INVESTMENTS - 97.4% (Cost $30,710,667)		38,314,747
Money Market Deposit Account - 2.6% (b)		1,028,017
Liabilities in Excess of Other Assets - (0.0)% (c)		(3,096)
TOTAL NET ASSETS - 100.0%		$39,339,668

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LP - Limited Partnership

(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2026 was 2.56%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise MLP ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,154,708	$–	$–	$11,154,708
Master Limited Partnerships	8,002,338	–	–	8,002,338
U.S. Treasury Bills	–	19,157,701	–	19,157,701
Total Investments	$19,157,046	$19,157,701	$–	$38,314,747

Refer to the Schedule of Investments for further disaggregation of investment categories.